Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 24.0%
9,937	iShares 20+ Year Treasury Bond ETF	$1,111,752	2.9
13,581	iShares MSCI Japan ETF	727,806	1.9
18,200	Vanguard Emerging Markets ETF	748,566	2.0
106,934	Vanguard FTSE Developed Markets ETF	4,326,549	11.4
8,839	Vanguard Mid-Cap ETF	1,851,328	4.9
6,016	Vanguard Short-Term Treasury ETF	352,177	0.9

	Total Exchange-Traded Funds
	(Cost $10,523,798)	9,118,178	24.0

MUTUAL FUNDS: 76.0%
	Affiliated Investment Companies: 18.2%
49,139	Voya Intermediate Bond Fund - Class P3	437,113	1.1
166,377	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,588,898	4.2
260,018	Voya Multi-Manager International Equity Fund - Class P3	2,358,365	6.3
235,050	Voya Multi-Manager International Factors Fund - Class P3	1,950,913	5.1
63,161	Voya Short Term Bond Fund - Class P3	589,291	1.5
		6,924,580	18.2

	Unaffiliated Investment Companies: 57.8%
450,952	TIAA-CREF S&P 500 Index Fund - Institutional Class	19,697,583	51.8
108,082	TIAA-CREF SmallCap Blend Index Fund - Class I	2,297,816	6.0
		21,995,399	57.8

	Total Mutual Funds
	(Cost $32,161,332)	28,919,979	76.0

	Total Investments in Securities (Cost $42,685,130)	$38,038,157	100.0
	Assets in Excess of Other Liabilities	6,319	0.0
	Net Assets	$38,044,476	100.0

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,118,178	$–	$–	$9,118,178
Mutual Funds	28,919,979	–	–	28,919,979
Total Investments, at fair value	$38,038,157	$–	$–	$38,038,157

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$355,655	$241,883	$(160,618)	$192	$437,113	$3,630	$(12,023)	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,447,850	331,667	(139,042)	(51,577)	1,588,898	-	(53,467)	-
Voya Multi-Manager International Equity Fund - Class P3	2,143,058	699,293	(345,908)	(138,079)	2,358,365	-	(71,682)	-
Voya Multi-Manager International Factors Fund - Class P3	1,775,452	566,058	(260,967)	(129,630)	1,950,913	-	(69,624)	-
Voya Short Term Bond Fund - Class R6	-	1,289,960	(1,289,960)	-	-	1,369	(8,857)	-
Voya Short Term Bond Fund - Class P3	-	647,185	(57,603)	(291)	589,291	2,430	5	-
	$5,722,015	$3,776,046	$(2,254,098)	$(319,385)	$6,924,580	$7,429	$(215,648)	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $43,627,473.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(5,589,316)

Net Unrealized Depreciation	$(5,589,316)